Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Company's Restricted Shares

The following is a summary of the status of the Company’s restricted shares:

	Restricted Shares	Weighted Average Grant Date Fair Value
Non-vested at March 31, 2012	27,414	$9.03
Vesting	(6,853)	9.03

Non-vested at March 31, 2013	20,561	9.03
Vesting	(6,853)	9.03
Forfeited	(409)	9.03

Non-vested at March 31, 2014	13,299	9.03

Summary of Stock Option Activity

A summary of stock option activity follows:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at March 31, 2012	1,455,760	$10.31
Exercised	(28,625)	10.46

Outstanding at March 31, 2013	1,427,135	10.30	2.95 Years	$3,466,693
Exercised	(354,578)	10.46

Outstanding at March 31, 2014	1,072,557	10.25	2.12 Years	1,848,939

Exercisable at March 31, 2014	1,007,987	10.32	1.86 Years	1,659,009